Commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Operating	$ 58.7
Gas Processing	571.9
Transportation	65.1
Total contractual commitments	695.7
Sublease income	10.4
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Operating	5.1
Gas Processing	39.4
Transportation	14.8
Total contractual commitments	59.3
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	9.9
Gas Processing	80.5
Transportation	24.8
Total contractual commitments	115.2
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	13.1
Gas Processing	82.2
Transportation	24.3
Total contractual commitments	119.6
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	30.6
Gas Processing	369.8
Transportation	1.2
Total contractual commitments	$ 401.6